FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Gross Impact of Changes in Fair Value of Derivatives Designated as Cash Flow Hedges on AOCI and Net Income
The following table summarizes the gross impact of changes in the fair value of derivatives designated as cash flow hedges recognized in accumulated other comprehensive income (loss) and net income (loss) during the three and six months ended June 30, 2022 and 2021 (in millions):

		Recognized in Net Income
For the Three Months Ended June 30,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2022
Foreign exchange contracts	$(21)
		Net sales	1
		Cost of goods sold	(41)
		Other, net	6
Interest rate contracts	13	Interest expense	9
Total	$(8)		$(25)
2021
Foreign exchange contracts	$(55)
		Net sales	(1)
		Cost of goods sold	2
		Other, net	1
Interest rate contracts	5	Interest expense	(1)
Total	$(50)		$1

		Recognized in Net Income
For the Six Months Ended June 30,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2022
Foreign exchange contracts	$(172)
		Net sales	2
		Cost of goods sold	(58)
		Other, net	(4)
Interest rate contracts	50	Interest expense	17
Total	$(122)		$(43)
2021
Foreign exchange contracts	$(81)
		Net sales	(3)
		Cost of goods sold	27
		Other, net	(6)
Interest rate contracts	25	Interest expense	(3)
Total	$(56)		$15
Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in the three and six months ended June 30, 2022 and 2021 consisted of the following:

	Amounts Reclassified from Other Comprehensive Income (Loss)		Amount Reclassified from Other Comprehensive Income (Loss)		Consolidated Statement of Operations Line
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
	(in millions)		(in millions)
Cash flow hedges	$(1)	$1	$(2)	$3	Net sales
	41	(2)	58	(27)	Cost of goods sold
	(6)	(1)	4	6	Other, net
	(9)	1	(17)	3	Interest expense
	(5)	—	(8)	1	Income taxes
	$20	$(1)	$35	$(14)
Change in retirement plans’ funded status:
Amortization of actuarial losses	$6	$8	$11	$15	*
Amortization of prior service cost	(32)	(34)	(63)	(68)	*
	(7)	(8)	(14)	(8)	Income taxes
	$(33)	$(34)	$(66)	$(61)
Total reclassifications, net of tax	$(13)	$(35)	$(31)	$(75)
(*) These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 6: Employee Benefit Plans and Postretirement Benefits” for additional information.

Summary of Impact of Changes in Fair Value of Fair Value Hedges and Derivatives Not Designated as Hedging Instruments on Earnings
The following table summarizes the activity in accumulated other comprehensive income related to the derivatives held by the Company during the six months ended June 30, 2022 and 2021:

In Millions	Before-Tax Amount	Income Tax	After-Tax Amount
Accumulated derivative net losses as of December 31, 2021	$(3)	$(14)	$(17)
Impact of demerger	—	—	—
Net changes in fair value of derivatives	(122)	8	(114)
Net losses reclassified from accumulated other comprehensive income into income	43	(8)	35
Accumulated derivative net losses as of June 30, 2022	$(82)	$(14)	$(96)

In Millions	Before-Tax Amount	Income Tax	After-Tax Amount
Accumulated derivative net losses as of December 31, 2020	$(5)	$(1)	$(6)
Net changes in fair value of derivatives	(56)	(3)	(59)
Net losses reclassified from accumulated other comprehensive income into income	(15)	1	(14)
Accumulated derivative net losses as of June 30, 2021	$(76)	$(3)	$(79)

The following tables summarize the impact that changes in the fair value of fair value hedges and derivatives not designated as hedging instruments had on earnings (in millions):

		For the Three Months Ended June 30,
	Classification of Gain (Loss)	2022	2021
Fair Value Hedges
Interest rate derivatives	Interest expense	$(21)	$(2)

Not Designated as Hedges
Foreign exchange contracts	Other, Net	$—	$(49)

		For the Six Months Ended June 30,
	Classification of Gain (Loss)	2022	2021
Fair Value Hedges
Interest rate derivatives	Interest expense	$(76)	$(23)

Not Designated as Hedges
Foreign exchange contracts	Other, Net	$(47)	$(53)

Summary of Fair Value of Derivatives
The fair values of CNH Industrial’s derivatives as of June 30, 2022 and December 31, 2021 in the condensed consolidated balance sheets are recorded as follows:

	June 30, 2022		December 31, 2021
in millions of dollars	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under Subtopic 815-20
Interest rate contracts	Derivative assets	89	Derivative assets	65
Foreign currency contracts	Derivative assets	52	Derivative assets	77
Total derivative assets designated as hedging instruments		141		142
Interest rate contracts	Derivative liabilities	88	Derivative liabilities	28
Foreign currency contracts	Derivative liabilities	160	Derivative liabilities	101
Total derivative liabilities designated as hedging instruments		248		129
Derivatives not designated as hedging instruments under Subtopic 815-20
Interest rate contracts	Derivative assets	51	Derivative assets	11
Foreign currency contracts	Derivative assets	45	Derivative assets	29
Total derivative assets not designated as hedging instruments		96		40
Interest rate contracts	Derivative liabilities	51	Derivative liabilities	12
Foreign currency contracts	Derivative liabilities	27	Derivative liabilities	40
Total derivative liabilities not designated as hedging instruments		78		52

Summary of Investments Measured on Recurring Basis
The following tables present for each of the fair-value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2022 and December 31, 2021:

	Level 1		Level 2		Total
	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
	(in millions)
Assets
Foreign exchange derivatives	$—	$—	$97	$106	$97	$106
Interest rate derivatives	—	—	140	76	140	76
Total Assets	$—	$—	$237	$182	$237	$182
Liabilities
Foreign exchange derivatives	$—	$—	$187	$141	$187	$141
Interest rate derivatives	—	—	139	40	139	40
Total Liabilities	$—	$—	$326	$181	$326	$181

Summary of Investments Measured on Nonrecurring Basis
The following tables present the fair value for nonrecurring Level 3 measurements from impairments recorded in the quarter ended March 31, 2022. No impairments were recorded in the quarter ended June 30, 2022.

	Fair Value		Losses
	2022	2021	2022	2021
	(in millions)
Property, plant and equipment	$7	$—	$17	$—

Summary of Estimated Fair Market Values
The estimated fair market values of financial instruments not carried at fair value in the condensed consolidated balance sheets as of June 30, 2022 and December 31, 2021 are as follows:

	June 30, 2022		December 31, 2021
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Financing receivables	$16,537	$16,304	$15,376	$15,605
Debt	$20,817	$20,394	$20,897	$21,091